Commitments and Contingencies - Guarantee Commitments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Total	$ 35.4	$ 49.2
Surety bonds, bank guarantees, and performance bonds
Other Commitments [Line Items]
Total	29.5	43.3
Decrease in other commitments	12.1
Performance guarantee to Opex
Other Commitments [Line Items]
Total	$ 5.9	$ 5.9